OTHER OPERATING INCOME, NET (Schedule of other operating income) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Mergers and acquisitions related expenses	$ 2,274	$ 622
Income from arbitrations, net	(748)	(2,962)
Others, net	(2,251)	0
Operating Income (Loss), Total	$ (725)	$ (2,340)